Mezzanine Equity - Additional Information (Detail)	Dec. 31, 2021	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares shares
Temporary Equity [Line Items]
Mezzanine equity | $		$ 25,902,710	$ 23,962,458
Redeemable preferred stock conversion ratio	1
Series Angel Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity | $		$ 263,608	$ 234,394
Convertible preferred shares, issued | shares			4,955,327
Convertible preferred shares, par value per share		$ 0.0001	$ 0.0001
Preferred stock redemption price per share			$ 0.0528
Series Pre A Redeemable Convertible Preferred Shares [Member]
Temporary Equity [Line Items]
Mezzanine equity | $		$ 3,570,201	$ 3,570,201
Convertible preferred shares, issued | shares			9,917,226
Convertible preferred shares, par value per share		$ 0.0001	$ 0.0001
Preferred stock redemption price per share			$ 0.0753
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible preferred shares, issued | shares			36,363,636
Convertible preferred shares, par value per share			$ 0.5500
Preferred stock redemption price per share			$ 0.5500